INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
INCOME TAXES
(17)	INCOME TAXES

The provisions for income tax expense were as follows (in thousands):

	Year Ended December 31,
	2011	2010
PRC enterprise income tax - current	4,455	4,726
	$4,455	$4,726

As of December 31, 2011 and December 31, 2010, the Company did not have any significant temporary differences and carry forwards that may result in deferred tax.

The applicable rate of Hong Kong profits tax for the years ended December 31, 2011 and 2010 was 16.5%. However, no provision for Hong Kong profits tax has been made for the years ended December 31, 2011 and 2010 as the Company did not carry on any business which generates profits chargeable to Hong Kong profits tax.

Peng Xiang Peng Fei Investments, Inc. (“PXPF”) is a company incorporated in the BVI and is fully exempt from Domestic Corporate Tax of the BVI.

The Company has analyzed the tax positions taken or expected to be taken in its tax filings and has concluded it has no material liability related to uncertain tax positions or unrecognized tax benefits as of December 31, 2011 and 2010. The Company classifies interest and/or penalties related to income tax matters in income tax expense. As of December 31, 2011 and 2010, there was no interest and penalties related to uncertain tax positions. The Company does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next 12 months.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational or other errors made by the taxpayer or the withholding agent. The statute of limitations extends to five years under special circumstances. In the case of transfer pricing issues, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. Accordingly, the income tax returns of the Company’s PRC operating subsidiaries for the years ended December 31, 2009 through 2011 are open to examination by the PRC state and local tax authorities.

The following table reconciles the U.S. statutory rates to the Company's effective tax rate for the years ended December 31, 2011 and 2010:
	Year Ended December 31,
	2011	2010
U.S. statutory rates	34%	34%
Foreign income not recognized in U.S.	(34)%	(34)%
PRC income tax rate	25%	25%
Effective tax rate	25%	25%

The following table reconciles the theoretical tax expense calculated at the statutory rates to the Company’s effective tax expense for the years ended December 31, 2011 and 2010 respectively (in thousands):
	Year Ended December 31,
	2011	2010
Theoretical tax expense calculated at PRC statutory enterprise income tax rate of 25%	$4,596	$4,928
Tax effect of non-deductible expenses and other	384	386
Tax expense effect of non-taxable valuation change (Warrant liability)	(525)	(588)
Effective tax expense	$4,455	$4,726

Non-deductible expenses for the years ended December 31, 2011 and 2010 primarily consisted of expenses incurred outside of the PRC which are not deductible in computing the income tax for the PRC.